Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Trust Account	At December 31, 2024, the Trust Account did not exist.

	Fair Value Measured as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$239,042,295	$—	$—	$239,042,295

Liabilities:
PIPE Subscription Agreements liability	$—	$—	$15,274,088	$15,274,088

Schedule of PIPE Subscription Agreements Liability
In order to calculate the fair value of the PIPE Subscription Agreements derivative liability, the Company utilized the following inputs:

	November 14, 2025 (Initial measurement)	December 31, 2025
Probability of Business Combination	85%	90%
Underlying Ordinary Share price	$10.32	$10.30
Term (years)	0.54	0.41
Risk-free rate	3.79%	3.62%
Volatility	12.70%	4.60%

Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability
The following table presents the changes in the fair value of the PIPE Subscription Agreements derivative liability:

PIPE Subscription Agreements
Fair value as of November 14, 2025 (initial measurement)	$15,582,052
Change in fair value	(307,964)

Fair value as of December 31, 2025	$15,274,088